The Company - Schedule of Concentration of Accounts Receivable (Details) (10-K) - Accounts Receivable [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Customer A [Member]
Concentration risk, percentage	34.00%	58.00%	21.00%
Customer B [Member]
Concentration risk, percentage	31.00%	23.00%	15.00%